Note 13 - Investments in Unconsolidated Joint Ventures (Details Textual) $ in Thousands			6 Months Ended
	Jun. 14, 2017 USD ($)	Mar. 30, 2017 USD ($) T	Jun. 30, 2017 USD ($)	Jun. 03, 2017 USD ($)	May 01, 2017 USD ($)
Business Combination, Acquisition Related Costs			$ 353
City of Athens [Member]
Equity Method Investment, Ownership Percentage			50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage			50.00%
City of Athens [Member]
Equity Method Investment, Ownership Percentage	50.00%
Lax Trust [Member] | City of Athens [Member]
Equity Method Investment, Ownership Percentage			50.00%
Lax Trust [Member] | Eco Nine [Member]
Equity Method Investment, Ownership Percentage			50.00%
Eco Nine [Member]
Equity Method Investment, Ownership Percentage	50.00%
City of Athens [Member]
Business Combination, Consideration Transferred	$ 157	$ 4,200
Size of Vessel | T		50,000
Business Acquisition, Percentage of Voting Interests Acquired	1.00%	49.00%
Advances to Affiliate				$ 1,495
Eco Nine [Member]
Business Combination, Consideration Transferred	$ 157	$ 3,500
Size of Vessel | T		50,000
Business Acquisition, Percentage of Voting Interests Acquired	1.00%	49.00%
Advances to Affiliate					$ 1,495